EQUITY AND NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2019
Disclosure of classes of share capital [abstract]
EQUITY AND NON-CONTROLLING INTERESTS
NOTE 6 – EQUITY AND NON-CONTROLLING INTERESTS
Authorized shares
Authorized share capital remained at 411 represented by 1,151,576,921 ordinary shares without nominal value as of June 30, 2019 and December 31, 2018.
Share capital
There was no change in the aggregate number of shares issued and fully paid up which continues to amount to 1,021,903,623 as of June 30, 2019 and December 31, 2018.
Dividends
On May 7, 2019 at the annual general meeting of shareholders, the shareholders approved the Company’s dividend of $0.20 per share. The dividend amounted to 204 (203 net of dividends paid to subsidiaries holding treasury shares), and was paid on June 13, 2019.
Share buyback
On February 19, 2019, ArcelorMittal announced the completion of its share buyback program on February 15, 2019. ArcelorMittal repurchased 4 million shares for a total value of €80 million (90) at an average price per share of €19.89 (equivalent to $22.42).
Treasury shares
ArcelorMittal held 9.9 million and 8.3 million treasury shares as of June 30, 2019 and December 31, 2018, respectively.